N-2	Nov. 22, 2024 shares
Cover [Abstract]
Entity Central Index Key	0001143513
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	GLADSTONE CAPITAL CORP
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Our Investment Objectives and Strategy
Our investment objectives are to: (1) achieve and grow current income by investing in debt securities of established lower middle market companies (which we generally define as companies with annual earnings before interest, taxes, depreciation and amortization of $3 million to $25 million) in the U.S. that we believe will provide stable earnings and cash flow to pay expenses, make principal and interest payments on our outstanding indebtedness, and make distributions to stockholders; and (2) provide our stockholders with long-term capital appreciation in the value of our assets by investing in equity securities, in connection with our debt investments, that we believe can grow over time to permit us to sell our equity investments for capital gains. To achieve our objectives, our primary investment strategy is to invest in several categories of debt and equity securities, with each investment generally ranging from $8 million to $40 million, although investment size may vary, depending upon our total assets or available capital at the time of investment. We lend to borrowers that need funds for growth capital, to finance acquisitions, or to recapitalize or refinance their existing debt facilities. We seek to avoid investing in high-risk, early-stage enterprises. Our targeted portfolio companies are generally considered too small for the larger capital marketplace. We expect that our investment portfolio over time will consist of approximately 90.0% debt investments and 10.0% equity investments, at cost. As of September 30, 2024, our investment portfolio was made up of approximately 90.1% debt investments and 9.9% equity investments, at cost.
We invest by ourselves or jointly with other funds and/or management of the portfolio company, depending on the opportunity. In July 2012, the SEC granted us an exemptive order (the “Co-Investment Order”) that expanded our ability to co-invest, under certain circumstances, with certain of our affiliates, including Gladstone Investment Corporation, a BDC also managed by the Adviser, Gladstone Alternative Income Fund, a registered, non-diversified,
closed-end
management investment company that operates as an interval fund (“Gladstone Alternative”) and any future BDC or closed-end management investment company that is advised (or sub-advised if it controls the fund) by the Adviser, or any combination of the foregoing, subject to the conditions in the Co-Investment Order. We believe the Co-Investment Order has enhanced and will continue to enhance our ability to further our investment objectives and strategies. Since 2012, we have opportunistically made several co-investments with Gladstone Investment Corporation pursuant to the Co-Investment Order. If we are participating in an investment with one or more co-investors, whether or not an affiliate of ours, our investment is likely to be smaller than if we were investing alone.
In general, our investments in debt securities have a term of no more than seven years, accrue interest at variable rates (generally based on one-month
term Secured Overnight Financing Rate and, to a lesser extent, at fixed rates. We seek debt instruments that pay interest monthly or, at a minimum, quarterly, may have a success fee or deferred interest provision and are primarily interest only, with all principal and any accrued but unpaid interest due at maturity. Generally, success fees accrue at a set rate and are contractually due upon a change of control of a portfolio company, typically from an exit or sale. Some debt securities have deferred interest whereby some portion of the interest payment is added to the principal balance so that the interest is paid, together with the principal, at maturity. This form of deferred interest is often called paid-in-kind
interest.
Typically, our equity investments consist of common stock, preferred stock, limited liability company interests, or warrants to purchase the foregoing. Often, these equity investments occur in connection with our original investment, recapitalizing a business, or refinancing existing debt.
Since our initial public offering in 2001 and through September 30, 2024, we have invested in approximately 277 different companies. We expect that our investment portfolio will primarily include the following three categories of investments in private companies operating in the U.S.:

•
Secured First Lien Debt Securities:
We seek to invest a portion of our assets in secured first lien debt securities also known as senior loans, senior term loans, lines of credit and senior notes. Using its assets as collateral, the borrower typically uses first lien debt to cover a substantial portion of the funding needs of the business. These debt securities usually take the form of first priority liens on all, or substantially all, of the assets of the business. First lien debt securities may include investments sourced from the syndicated loan market.

•
Secured Second Lien Debt Securities:
We seek to invest a portion of our assets in second lien secured debt securities, also known as subordinated loans, subordinated notes and mezzanine loans. These second lien secured debt securities rank junior to the borrowers’ first lien secured debt securities and may be secured by second priority liens on all or a portion of the assets of the business. Additionally, we may receive other yield enhancements in addition to or in lieu of success fees such as warrants to buy common and preferred stock or limited liability interests in connection with these second lien secured debt securities. Second lien debt securities may include investments sourced from the syndicated loan market.

•
Preferred and Common Equity/Equivalents:
In some cases we will purchase equity securities which consist of preferred and common equity or limited liability company interests, or warrants or options to acquire such securities, and are in combination with our debt investment in a business. Additionally, we may receive equity investments derived from restructurings on some of our existing debt investments. In some cases, we will own a significant portion of the equity and in other cases we may have voting control of the businesses in which we invest.

Under the 1940 Act, we may not acquire any asset other than assets of the type listed in Section 55 of the 1940 Act, which are referred to as “qualifying assets” and generally include each of the investment types listed above, unless, at the time the acquisition is made, qualifying assets (other than certain assets related to our operations) represent at least 70.0% of our total assets.
We expect that most, if not all, of the debt securities we acquire will not be rated by a credit rating agency. Investors should assume that these loans would be rated below “investment grade” quality. Investments rated below investment grade are often referred to as high yield securities or junk bonds and may be considered higher risk, as compared to investment-grade debt instruments. In addition, many of the debt securities we hold may not amortize prior to maturity.

Risk Factors [Table Text Block]
RISK FACTORS
You should carefully consider the risks described below and all other information contained in or incorporated by reference into this prospectus supplement and the accompanying prospectus before making a decision to purchase shares of the Series A Preferred Stock. The risks and uncertainties described below, in the “Risk Factors” section of the accompanying prospectus and in the other documents incorporated by reference into this prospectus supplement and the accompanying prospectus are not the only risks we face. Additional risks and uncertainties not presently known to us, or not presently deemed material by us, may also impair our operations and performance.
If any of the risks described below or in the documents incorporated by reference into this prospectus supplement or the accompanying prospectus actually occur, our business, financial condition or results of operations could be materially adversely affected. If that happens, we may not be able to timely pay the dividends accrued on the Series A Preferred Stock, the value of the Series A Preferred Stock could decline and you may lose all or part of your investment. We believe the risk factors described below are the principal risk factors associated with an investment in our common stock as well as those factors generally associated with an investment company with investment objectives, investment policies, capital structure or trading markets similar to ours.
There will be no public
market for the Series A Preferred Stock as we do not intend to apply for listing on a national securities exchange unless the Share Repurchase Program is terminated.
There is currently no public market for the Series A Preferred Stock, and we do not intend to apply to list the Series A Preferred Stock on a national securities exchange or to include the Shares for listing on any national securities market. Unless shares of the Series A Preferred Stock are listed on a national securities exchange, holders of the Shares may be unable to sell them at all or, if they are able to, only at substantial discounts from the Liquidation Preference. Even if the Series A Preferred Stock is listed on Nasdaq or another national securities exchange following the termination of the Share Repurchase Program, there is a risk that such shares may be thinly traded, and the market for such shares may be relatively illiquid compared to the market for other types of securities, with the spread between the bid and asked prices considerably greater than the spreads of other securities with comparable terms and features. Also, since the Series A Preferred Stock does not have a stated maturity date, you may be forced to hold your Series A Preferred Stock with no assurance as to ever receiving the Liquidation Preference. Therefore, you should purchase shares of the Series A Preferred Stock only as a long-term investment.
Dividend payments on the Series A Preferred Stock are not guaranteed.
Although dividends on the Series A Preferred Stock are cumulative, our Board of Directors must approve the actual payment of the dividends. Our Board of Directors can elect at any time or from time to time, and for an indefinite duration, not to pay any or all accrued dividends. Our Board of Directors could elect to suspend dividends for any reason, and may be prohibited from approving dividends in the following instances:

•	poor historical or projected cash flows;

•	the need to make payments on our indebtedness;

•	concluding that payment of dividends on the Series A Preferred Stock would cause us to breach the terms of any indebtedness or other instrument or agreement; or

•	determining that the payment of dividends would violate applicable law regarding unlawful distributions to stockholders.

We will be required to terminate this offering if our common stock is no longer listed on Nasdaq or another national securities exchange.
The Series A Preferred Stock is a “covered security” and therefore is not subject to registration under the state securities, or “Blue Sky,” regulations in the various states in which it may be sold due to its seniority to our common stock, which is listed on Nasdaq. If our common stock is no longer listed on Nasdaq or another national securities exchange, we will be required to register this offering in any state in which we offer Shares. This would effectively require the termination of this offering and could result in our raising an amount of gross proceeds that is substantially less than the amount of the gross proceeds we expect to raise if the maximum offering is sold. This would reduce our ability to make additional investments and limit the diversification of our portfolio.
The Series A Preferred Stock bears a risk of redemption by us.
Except in limited circumstances, including those related to us maintaining the “Asset Coverage” required by Sections 18 and 61 of the 1940 Act, we, at our option, may not redeem shares of the Series A Preferred Stock prior to the earlier of (1) the one-year anniversary of the Termination Date and (2) January 1, 2027. However, after such date, we may redeem the Shares at any time after such date and may do so at a time that is unfavorable to holders of the Series A Preferred Stock. We may have an incentive to voluntarily redeem the Series A Preferred Stock if market conditions allow us to issue other Preferred Stock or debt securities at a dividend or interest rate that is lower than the dividend rate on the Series A Preferred Stock. For further information regarding our ability to redeem the Series A Preferred Stock, see “
Description of the Series A Preferred Stock—Optional Redemption by the Company
” and “—Mandatory Redemption for Asset Coverage.”
Your option to request that your Shares be repurchased is subject to a 5% quarterly limitation, the continuation of the share repurchase program and our availability of funds, and may also be limited by law.
We will only repurchase, in each quarter, up to 5% of our then outstanding Series A Preferred Stock (by number of Shares outstanding), calculated as of the end of the previous calendar quarter. As a result, depending on the amount of repurchase requests, a stockholder’s repurchase request may not be fulfilled in the amount requested. In addition, our Board of Directors may terminate or suspend the share repurchase program at any time for any reason in its sole and absolute discretion. Therefore, our obligation to repurchase shares at the request of a holder of Series A Preferred Stock is limited to the extent our Board of Directors suspends or terminates the optional repurchase right for any reason, including after delivery of a stockholder repurchase request but prior to the corresponding stockholder repurchase date. Our obligation to repurchase shares at the option of a holder of Series A Preferred Stock is also limited to the extent that our Board of Directors determines, in its sole and absolute discretion, that we do not have sufficient funds available to fund any such repurchase or we are restricted by applicable law from making such repurchase. If you deliver a request to repurchase your shares of Series A Preferred Stock, but our Board of Directors determines we do not have sufficient funds available to fund such repurchase (even if there is sufficient funding as determined under applicable law), only a portion, if any, of your Shares may be repurchased.
Our ability to pay dividends on and/or repurchase shares of Series A Preferred Stock may be limited by Maryland law, the 1940 Act and the terms of our debt facilities as well as future agreements we may enter.
Under Maryland law, a corporation may pay dividends on and repurchase stock as long as, after giving effect to the dividend payment or repurchase, the corporation is able to pay its debts as they become due in the usual course of business (the equity solvency test), or, except in limited circumstances, the corporation’s total assets exceed the sum of its total liabilities plus, unless its charter permits otherwise, the amount that would be needed, if the corporation were to be dissolved at the time of the dividend payment or repurchase, to satisfy the preferential rights upon dissolution of stockholders whose preferential rights on dissolution are superior to those receiving the dividend or whose stock is being repurchased (the balance sheet solvency test). If we are insolvent at any time when a repurchase of shares of Series A Preferred Stock is desired or required to be made, we may not be able to effect such repurchase. Furthermore, the terms of our debt facilities may restrict our ability to repurchase shares of Series A Preferred Stock for cash during an event of default, and we expect to enter agreements in the future that may similarly restrict our ability to repurchase in cash in such instances. In addition, under the 1940 Act, we may not (1) declare any dividend with respect to any Preferred Stock if, at the time of such declaration (and after giving effect thereto), our Asset Coverage with respect to any of our borrowings that are senior securities representing indebtedness (as defined in the 1940 Act) would be less than 150% (or such other percentage as may in the future be specified in or under the 1940 Act as the minimum Asset Coverage for senior securities representing indebtedness of a BDC as a condition of declaring dividends on its Preferred Stock) or (2) declare any other distribution on the Preferred Stock or purchase or redeem Preferred Stock if at the time of the declaration or redemption (and after giving effect thereto), our Asset Coverage with respect to such borrowings that are senior securities representing indebtedness would be less than 150% (or such other percentage as may in the future be specified in or under the 1940 Act as the minimum Asset Coverage for senior securities representing indebtedness of a BDC as a condition of declaring distributions, purchases or redemptions of its shares).
The cash distributions you receive may be less frequent or lower in amount than you expect.
Our Board of Directors intends to pay distributions on the Series A Preferred Stock monthly in arrears on or about the fifth day of each month for dividends accrued the previous month (or such later date as our Board of Directors may designate) in an amount equal to $1.5625 per share per year. However, our Board of Directors has ultimate discretion to determine the amount and timing of these distributions. In making this determination, our Board of Directors will consider all relevant factors, including the amount of cash available for distribution, capital expenditure and reserve requirements and general operational requirements. We cannot assure you that we will consistently be able to generate sufficient available cash flow to fund distributions on the Series A Preferred Stock at the stated dividend rate nor can we assure you that sufficient cash will be available to make distributions to you. We cannot predict the amount of distributions you may receive and we may be unable to pay distributions over time. Our inability to acquire additional investments or operate profitably may have a negative effect on our ability to generate sufficient cash flow from operations to pay distributions on the Series A Preferred Stock.
If you elect to participate in the Share Repurchase Program, the cash payment that you receive as a result of your optional repurchase request may be a substantial discount to the price that you paid for the shares of Series A Preferred Stock in this offering.
The cash payment that stockholders who request to have their Shares repurchased will receive will be at a substantial discount if such request is made within three years of the purchase date. Repurchases under the Share Repurchase Program will be at a price per Share equal to the Liquidation Preference plus accrued and unpaid dividends, except that Shares that have been outstanding for less than one year will be subject to an early repurchase discount of 10% (or at a price of $22.50 per Share), Shares that have been outstanding for at least one year but less than two years will be subject to an early repurchase discount of 6% (or at a price of $23.50 per Share), and Shares that have been outstanding for at least two years but less than three years will be subject to an early repurchase discount of 3% (or at a price of $24.25 per Share). If you request to have your Shares repurchased such request could cause you to lose a substantial portion of your investment.
Holders of the Series A Preferred Stock are subject to inflation risk.
Inflation is the reduction in the purchasing power of money resulting from the increase in the price of goods and services. Inflation risk is the risk that the inflation-adjusted, or “real,” value of an investment or the income from that investment will be worth less in the future. As inflation occurs, the real value of the Series A Preferred Stock and dividends payable on such Shares declines.
An investment in the Series A Preferred Stock bears interest rate risk.
The Series A Preferred Stock pays dividends at a fixed dividend rate. Prices of fixed income investments vary inversely with changes in market yields. The market yields on securities comparable to the Series A

Preferred Stock may increase, which could result in a decline in the value or secondary market price of the Series A Preferred Stock. For additional information concerning dividends on the Series A Preferred Stock, see “
Description of the Series A Preferred Stock—Dividends
” in this prospectus supplement.
Holders of the Series A Preferred Stock bear reinvestment risk.
Given the potential for redemption of the Series A Preferred Stock at the Company’s option commencing with the earlier of (1) first anniversary of the Termination Date and (2) January 1, 2027, holders of such Shares may face an increased reinvestment risk, which is the risk that the return on an investment purchased with proceeds from the sale or redemption of the Series A Preferred Stock may be lower than the return previously obtained from the investment in such Shares.
Our management will have broad discretion in the use of the net proceeds from this offering and may allocate the net proceeds from this offering in ways that you and other stockholders may not approve.
Our management will have broad discretion in the use of the net proceeds, including for any of the purposes described in the section entitled “
Estimated Use of Proceeds
,” and you will not have the opportunity as part of your investment decision to assess whether the net proceeds are being used in ways with which you may not agree or may not otherwise be considered appropriate. Because of the number and variability of factors that will determine our use of the net proceeds from this offering, their ultimate use may vary substantially from their currently intended use. The failure of our management to use these funds effectively could harm our business. Pending their use, we may invest the net proceeds from this offering in short-term, investment-grade, interest-bearing securities.
We may be unable to invest a significant portion of the net proceeds of this offering on acceptable terms.
Delays in investing the net proceeds raised in an offering or from exiting an investment, prepayment of an investment or other capital source may cause our performance to be worse than that of other fully invested BDCs or other lenders or investors pursuing comparable investment strategies. We cannot assure you that we will be able to identify any investments that meet our investment objective or that any investment that we make will produce a positive return. We may be unable to invest the net proceeds from any offering, from exiting an investment, prepayment of an investment or other capital source on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results.
We may authorize, establish, create, issue and sell shares of one or more additional series of Preferred Stock while the Shares are outstanding without the vote or consent of the holders thereof.
While Shares are outstanding, we may, without the vote or consent of the holders thereof, authorize, establish and create and issue and sell shares of one or more series of Preferred Stock ranking on parity with the Series A Preferred Stock as to payment of dividends and distribution of assets upon dissolution, liquidation or the winding up of our affairs, in addition to then outstanding Shares, and authorize, issue and sell additional shares of any such series of Preferred Stock then outstanding or so established and created, in each case in accordance with applicable law, provided that we will, immediately after giving effect to the issuance of such additional preferred stock and to our receipt and application of the proceeds thereof, including to the redemption of preferred stock with such proceeds, have the minimum Asset Coverage required by the 1940 Act (currently 150%).
Gladstone Securities, the dealer manager in this offering, is our affiliate, and we established the offering price and other terms for the Series A Preferred Stock pursuant to discussions between us and our affiliated dealer manager; as a result, the actual value of your investment may be substantially less than what you pay.
Gladstone Securities is our affiliate and is not, therefore, independent. Thus, the agreement with Gladstone Securities, including fees and expenses payable thereunder, was not negotiated at arm’s-length. The offering price of the Series A Preferred Stock, the selling commissions and the dealer manager fees have been determined pursuant to discussions between us and Gladstone Securities, our affiliated dealer manager, based upon the following primary factors: the economic conditions in and future prospects for the industry in which we compete; our prospects for future earnings; an assessment of our management; the present state of our development; the prevailing conditions of the equity securities markets at the time of this offering; the present state of the market for non-traded BDC securities; and current market valuations of public companies considered comparable to us. Because the offering price and other terms are not based upon any independent valuation, the offering price may not be indicative of the proceeds that you would receive upon liquidation. In addition, Gladstone Securities does not have its own legal counsel and may engage our legal counsel on a limited basis for certain matters related to this offering, which could represent a conflict of interest.
If you fail to meet the fiduciary standards and other requirements under ERISA or Section 4975 of the Code as a result of an investment in this offering, you could be subject to liability and penalties, including excise taxes.
Special considerations apply to the purchase of shares of Series A Preferred Stock by employee benefit plans (such as pension and profit sharing plans) subject to the fiduciary rules of Title I of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), as well as entities that hold assets of such plans, and plans and accounts that are subject to the prohibited transaction rules of Section 4975 of the Code, including individual retirement accounts (“IRAs”), Keogh Plans, and medical savings accounts. If you are investing the assets of any plan subject to ERISA or Section 4975 of the Code (including any entity that holds “plan assets” of any such plan), you should consider, among other things, whether:

•	your investment is consistent with your fiduciary obligations under ERISA and/or Section 4975 of the Code, as applicable;

•	your investment is made in accordance with the documents and instruments governing the plan, including the plan’s investment policy;

•	your investment satisfies the prudence and diversification requirements of Sections 404(a)(1)(B) and 404(a)(1)(C) of ERISA, if applicable, and other applicable provisions of ERISA and the Code;

•	your investment, for which no trading market may exist, will impair the liquidity of the plan;

•	your investment will produce “unrelated business taxable income” for the plan;

•	you will be able to value the assets of the plan in accordance with requirements under ERISA and applicable provisions of the plan; and

•	your investment will constitute a non-exempt prohibited transaction under Section 406 of ERISA or Section 4975 of the Code.
Fiduciaries may be held personally liable under ERISA for losses resulting from a failure to satisfy the fiduciary standards of conduct and other applicable requirements of ERISA. In addition, if an investment in shares of Series A Preferred Stock constitutes a non-exempt prohibited transaction under ERISA or Section 4975 of the Code, the fiduciary of the plan who authorized or directed the investment may be subject to the imposition of excise taxes with respect to the amount invested and the imposition of civil penalties, and an IRA investing in shares of Series A Preferred Stock may lose its tax-exempt status. Plans that are not subject to ERISA or Section 4975 of the Code, such as government plans or certain church plans, may be subject to similar requirements under federal, state, local, non-U.S. or other laws or regulations that are similar to the provisions of Title I of ERISA or Section 4975 of the Code (“Similar Law”). Such plans should satisfy themselves that the investment satisfies applicable Similar Law.
Series A Preferred Stock may not be acquired by any investor using the assets of any plan subject to ERISA or Section 4975 of the Code until the shares are considered “publicly-offered securities” for purposes of the Plan

Asset Regulation (as defined herein). Accordingly, until the Series A Preferred Stock qualifies as “publicly-offered securities”, each investor will be deemed to represent and warrant that is not and will not be, and is not and will not be acting on behalf of, any plan subject to ERISA or Section 4975 of the Code (including any entity holding “plan assets” of any such plan).
We have not, and will not, evaluate whether an investment in our shares of Series A Preferred Stock is suitable for any particular plan, and nothing in this prospectus supplement or the accompanying prospectus should be considered investment advice offered to a plan. Plan fiduciaries, including ERISA plan fiduciaries and IRA owners, as well
as fiduciaries of plans subject to Similar Law, should consult with counsel before making an investment under this offering.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF THE SERIES A PREFERRED STOCK
This description of the Series A Preferred Stock supplements the description of the general terms and provisions of our securities, including preferred stock, in the accompanying prospectus. You should consult that general description, beginning on page 8 of the accompanying prospectus, for further information.
General
In connection with this offering, our Board of Directors reclassified 4,510,000 authorized but unissued Term Preferred Shares without designation as to series, 930,000 authorized but unissued Term Preferred Shares, 6.00% Series 2024, and 560,000 authorized but unissued shares of common stock as 6,000,000 shares of Series A Preferred Stock and authorized the issuance of such shares. As of the date of this prospectus supplement, 438,725 shares of Series A Preferred Stock were sold under the Prior Prospectus Supplement.
At the time of issuance, the Series A Preferred Stock will be fully paid and non-assessable and will have no preemptive, conversion, or exchange rights or rights to cumulative voting. The Series A Preferred Stock ranks equally with shares of all our other series of Preferred Stock that might be issued in the future as to payment of dividends and the distribution of our assets upon dissolution, liquidation or winding up of our affairs. The Series A Preferred Stock is, and all other Preferred Stock that we may issue in the future will be, senior as to dividends and distributions to our common stock. We may issue additional series of Preferred Stock in the future. The Series A Preferred Stock is effectively subordinated to our existing and future indebtedness, including the Notes and borrowings under the Credit Facility.
The following summary of the terms and provisions of the Series A Preferred Stock does not purport to be complete and is qualified in its entirety by reference to the pertinent sections of our charter including the articles supplementary (the “Articles Supplementary”), which supplement our charter by classifying the Series A Preferred Stock. You may obtain a complete copy of the Articles Supplementary by contacting us. See “
Incorporation of Certain Information by Reference
” for information on how to contact us.
Dividends
Holders of shares of the Series A Preferred Stock are entitled to receive, when, as and if authorized by our Board of Directors (or a duly authorized committee of the board) and declared by us, out of funds legally available for the payment of dividends, preferential cumulative cash dividends at the rate of 6.25% per annum of the Liquidation Preference (equivalent to a fixed annual amount of $1.5625 per share) (the “Dividend Rate”).
Dividends on shares of the Series A Preferred Stock will accrue and be paid on the basis of a 360-day year consisting of twelve 30-day months. Dividends on outstanding shares of the Series A Preferred Stock will accrue and be cumulative from the end of the most recent dividend period for which dividends have been paid or, if no dividends have been paid and except as otherwise provided in the following sentence, from the date of issuance. If a share of Series A Preferred Stock is issued after the record date for the dividend period in which such share is issued, dividends on such share will accrue and be cumulative from the beginning of the first dividend period commencing after its issuance. Dividends will be payable monthly in arrears, on or about the fifth day of each month for dividends accrued the previous month or such other date as our Board of Directors may designate, to holders of record as they appear in our stock records at the close of business on the applicable record date. The record date for each dividend will be designated by our Board of Directors and will be a date that is prior to the dividend payment date. The record date typically will be on or about the 25th of each month, but such date is subject to determination by our Board of Directors.
Our Board of Directors will not authorize, and we will not declare, pay or set apart for payment, any dividends on shares of Series A Preferred Stock at any time that the terms and provisions of any of our agreements, including any agreement relating to our indebtedness, prohibits that action or provides that the authorization, declaration, payment or setting apart for payment of those dividends would constitute a breach of or a default under any such agreement, or if such action is restricted or prohibited by law. Notwithstanding the foregoing, dividends on the Series A Preferred Stock will accumulate whether or not (1) restrictions exist in respect thereof, (2) we have earnings, (3) there are funds legally available for the payment of such dividends, or (4) our Board of Directors authorizes or we declare such dividends. Accumulated but unpaid dividends on the Series A Preferred Stock will not bear interest, and holders of the Series A Preferred Stock will not be entitled to any distributions in excess of full cumulative dividends described above.
If we do not declare and either pay or set apart for payment the full cumulative dividends on the Series A Preferred Stock and all outstanding shares of other series of Preferred Stock, if any, the amount which we have declared will be allocated ratably to the Series A Preferred Stock and to each other series of Preferred Stock so that the amount declared for each share of Series A Preferred Stock and for each share of each other series of Preferred Stock is proportionate to the accrued and unpaid dividends on those shares.
Except as provided in the immediately preceding paragraph, unless full cumulative dividends on the Series A Preferred Stock have been or contemporaneously are declared and paid (or declared and a sum sufficient for the payment is set apart for payment) for all past dividend periods, no dividends (other than in shares of common stock) will be declared and paid or declared and set apart for payment nor will any other distribution be declared and made upon our common stock, nor will we redeem, purchase, or otherwise acquire for any consideration (or pay or make any monies available for a sinking fund for the redemption of any such shares) any shares of our common stock.
Ranking
The Series A Preferred Stock ranks, with respect to dividend rights and rights upon our liquidation, winding-up or dissolution:

•	senior to our common stock in priority of payment of dividends and as to the distribution of assets upon dissolution, liquidation or the winding-up of our affairs;

•
equal in priority with all other series of Preferred Stock we may issue in the future as to priority of payment of dividends and as to distributions of assets upon dissolution, liquidation or the winding-up of our affairs; and

•	effectively subordinated to our existing and future indebtedness, including the Notes and borrowings under the Credit Facility.
Share Repurchase Program
General
Subject to the restrictions described herein, and the terms and procedures described below under “—
Share Repurchase Procedures
,” commencing on the date of original issuance (or, if after the date of original issuance our Board of Directors suspends the share repurchase program of the Series A Preferred Stock, on the date our Board of Directors reinstates such program) and terminating on the earlier to occur of (1) the date upon which our Board of Directors, by resolution, suspends or terminates the share repurchase program, and (2) the date on which shares of the Series A Preferred Stock are listed on a national securities exchange, holders of the Series A Preferred Stock may, at their option, require us to repurchase any or all of their shares of Series A Preferred Stock for a cash payment.
Quarterly Repurchase Limit
Repurchases made under the Share Repurchase Program will be subject to a quarterly repurchase limit of 5% of our then outstanding Series A Preferred Stock (by number of shares outstanding), calculated as of the end of the previous calendar quarter.

Applicable Repurchase Discounts
As a general matter, Shares repurchased under the Share Repurchase Program will be made at the Liquidation Preference, or $25.00 per share, plus an amount equal to accrued and unpaid dividends to, but excluding, the “Stockholder Repurchase Date”, which is the tenth calendar day following delivery of such holder’s request that we repurchase shares of the Series A Preferred Stock, or if such tenth calendar day is not a business day, on the next succeeding business day; provided however, the share repurchase amount will be subject to the limitations set forth below:
(1) Shares that have not been outstanding for at least one year will be subject to an early repurchase discount of 10% (or at a price of $22.50 per Share);
(2) Shares that have been outstanding for at least one year but not more than two years will be subject to an early repurchase discount of 6% (or at a price of $23.50 per Share); and
(3) Shares that have been outstanding for at least two years but not more than three years will be subject to an early repurchase discount of 3% (or at a price of $24.25 per Share).
Additional Limitations
Our obligation to repurchase the Shares is limited to the extent that our Board of Directors determines, in its sole and absolute discretion, that it does not have sufficient funds available, it is restricted by applicable law from making such repurchases, or otherwise suspends or terminates the Share Repurchase Program in its sole and absolute discretion. In the event that our Board of Directors elects to terminate the Share Repurchase Program and subject to satisfaction of any applicable listing requirements, we intend to apply to list the Shares on Nasdaq or another national securities exchange within one calendar year of the termination, however, there can be no assurance that a listing will be achieved in such timeframe, or at all.
Repurchase Upon Death
Subject to certain conditions, including the limitations described above, commencing on the date of original issuance, Shares held by a natural person upon his or her death may be repurchased at the written request of the holder’s estate for a cash payment equal to the Liquidation Preference, or $25.00 per share, plus an amount equal to accrued and unpaid dividends to, but excluding, the “Death Repurchase Date”, which is the fifteenth calendar day of such estate’s request that we repurchase the Shares, or, if such fifteenth calendar day is not a business day, on the next succeeding business day.
Share Repurchase Procedures
To require us to repurchase shares of Series A Preferred Stock, a holder or the estate of a holder, as applicable, must deliver a notice of repurchase, by overnight delivery or by first class mail, postage prepaid to us at our principal executive offices. Each such notice must be an original, notarized copy and must state or include: (1) the name and address of the stockholder whose shares of Series A Preferred Stock are requested to be repurchased, (2) the number of shares of Series A Preferred Stock requested to be repurchased, (3) the name of the broker dealer who holds the shares of Series A Preferred Stock requested to be repurchased, the stockholder’s account number with such broker dealer and such broker dealer’s participant number for DTC and (4) in the case of a notice to repurchase upon the death of a holder, a certified copy of the death certificate (and such other evidence that is satisfactory to us in our sole discretion) for the natural person who previously held the shares to be repurchased.
If the Company receives repurchase requests for a number of shares in excess of the 5% quarterly repurchase limitation described above, the repurchase for that quarter will be either (1) pro rata or (2) by any other fair and equitable method that our Board of Directors may choose. If a Stockholder Repurchase Date is also a Death Repurchase Date, the limitations described under “—
Share Repurchase Program
” shall first be applied
to any repurchase requested upon the death of the holder and then to shares to be repurchased pursuant to the Share Repurchase Program. If a Stockholder Repurchase Date or Death Repurchase Date falls after a dividend record date and on or prior to the corresponding dividend payment date, each holder of shares of Series A Preferred Stock on such dividend record date will be entitled to the dividend payable on such shares on the corresponding dividend payment date, notwithstanding the repurchase of such shares on or prior to such dividend payment date, and each holder of shares of Series A Preferred Stock that are repurchased on such Stockholder Repurchase Date or Death Repurchase Date will be entitled to the dividends, if any, occurring after the end of the dividend period to which such dividend payment date relates up to, but excluding, the Stockholder Repurchase Date or Death Repurchase Date, as the case may be. Upon the repurchase of any shares of Series A Preferred Stock, such shares of Series A Preferred Stock will cease to be outstanding, dividends with respect to such shares of Series A Preferred Stock will cease to accumulate and all rights whatsoever with respect to such shares (except the right to receive the per share cash payment for the shares to be redeemed) will terminate.
We may suspend or terminate the share repurchase program at any time in our sole and absolute discretion.
Redemption
Mandatory Redemption for Asset Coverage
If we fail to maintain Asset Coverage of at least the minimum amount required by Sections 18 and 61 of the 1940 Act (which is currently 150%) as of the time of declaration of dividends or other distributions on our common stock (other than dividends payable in shares of common stock), after deducting the amount of such dividend or other distribution, as of the time of purchase of the Company’s common stock or issuance of any senior security as defined in the 1940 Act, and such failure is not cured as of the close of business on the Asset Coverage Cure Date, the Series A Preferred Stock may become subject to mandatory redemption as provided below. Any redemptions due to failure to maintain the required Asset Coverage will be made in a non-discriminatory
manner and will otherwise be consistent with the requirements of Rule
23c-2
under the 1940 Act, if applicable.
“Asset Coverage” means asset coverage of a class of senior security which is a stock, as defined for purposes of Sections 18(h) and 61 of the 1940 Act as in effect on the date of the Articles Supplementary, determined on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of such determination. No shares of Series A Preferred Stock or other Preferred Stock we have issued will be deemed to be outstanding for purposes of the computation of Asset Coverage if, prior to or concurrently with such determination, either sufficient deposit securities or other sufficient funds (in accordance with the terms of such Preferred Stock) to pay the full redemption price for such Preferred Stock (or the portion thereof to be redeemed) will have been deposited in trust with the Redemption and Paying Agent for such Preferred Stock and the requisite notice of redemption for such Preferred Stock (or the portion thereof to be redeemed) will have been given or sufficient deposit securities or other sufficient funds (in accordance with the terms of such Preferred Stock) to pay the full redemption price for such Preferred Stock (or the portion thereof to be redeemed) will have been segregated by us and our custodian, or the Custodian, from our assets, by means of appropriate identification on the Custodian’s books and records or otherwise in accordance with the Custodian’s normal procedures. In such event, the deposit securities or other sufficient funds so deposited or segregated will not be included as our assets for purposes of the computation of Asset Coverage.
If we fail to have such minimum Asset Coverage by the Asset Coverage Cure Date, we will, to the extent permitted by law, fix a redemption date and proceed to redeem the number of shares of Preferred Stock as described below at a price per share (the “Mandatory Redemption Price”) equal to the liquidation preference per share of the applicable Preferred Stock plus an amount equal to accumulated but unpaid dividends and distributions thereon (whether or not earned or declared but excluding interest thereon) up to, but excluding, the date fixed for redemption by our Board of Directors. We will redeem out of funds legally available the number of shares of Preferred Stock (which may include at our sole option any number or proportion of Series A Preferred

Stock) as shall be equal to the lesser of (i) the minimum number of shares of Preferred Stock, the redemption of which, if deemed to have occurred immediately prior to the opening of business on the Asset Coverage Cure Date, would result in us having the minimum Asset Coverage required by Sections 18 and 61 of the 1940 Act (which is currently 150%), and (ii) the maximum number of shares of Preferred Stock that can be redeemed out of funds expected to be legally available in accordance with our charter and applicable law, provided further, that in connection with any such redemption for failure to maintain such Asset Coverage, we may redeem such additional number of shares of Preferred Stock that will result in our having an Asset Coverage of up to and including a percentage that is 50% higher than the minimum Asset Coverage amount required by applicable law in effect. We will effect a redemption on the date fixed by us, which date will not be later than 90 calendar days after the Asset Coverage Cure Date, except that if we do not have funds legally available for the redemption of all of the required number of shares of Series A Preferred Stock and other shares of Preferred Stock which have been designated to be redeemed or we otherwise are unable to effect such redemption on or prior to 90 calendar days after the Asset Coverage Cure Date, we will redeem those shares of Series A Preferred Stock and other shares of Preferred Stock which we were unable to redeem on the earliest practicable date on which we are able to effect such redemption. If less than all of the outstanding Series A Preferred Stock is to be redeemed in connection with a failure to maintain the required minimum Asset Coverage, the Series A Preferred Stock to be redeemed will be selected (1) pro rata, (2) by lot or (3) by any other fair and equitable method that our Board of Directors may choose.
Optional Redemption by the Company
Except in certain limited circumstances, we cannot redeem the Series A Preferred Stock prior to the earlier of (1) first anniversary of the Termination Date and (2) January 1, 2027.
On and after the earlier of (1) first anniversary of the Termination Date and (2) January 1, 2027, at our sole option upon not less than 30 nor more than 60 days’ written notice, we may redeem shares of the Series A Preferred Stock, in whole or in part, at any time or from time to time, for cash at a redemption price of $25.00 per share, plus an amount equal to all accumulated and unpaid dividends on such shares to, but excluding, the date fixed for redemption, without interest. Holders of Series A Preferred Stock to be redeemed must then surrender such Series A Preferred Stock at the place designated in the notice. Upon surrender of the Series A Preferred Stock, the holders will be entitled to the redemption price. If notice of redemption of any shares of Series A Preferred Stock has been given and if we have deposited the funds necessary for such redemption with the paying agent for the benefit of the holders of any of the shares of Series A Preferred Stock to be redeemed, then from and after the redemption date, dividends will cease to accumulate on those shares of Series A Preferred Stock, those shares of Series A Preferred Stock will no longer be deemed outstanding and all rights of the holders of such shares will terminate, except the right to receive the redemption price. If less than all of the outstanding Series A Preferred Stock is to be redeemed, the Series A Preferred Stock to be redeemed will be selected (1) pro rata, (2) by lot or (3) by any other fair and equitable method that our Board of Directors may choose. Any optional redemptions will be made in a non-discriminatory
manner and will otherwise be consistent with the requirements of Rule
23c-2
of the 1940 Act, if applicable.
Unless full cumulative dividends for all applicable past dividend periods on all shares of Series A Preferred Stock and all outstanding shares of other series of Preferred Stock, if any, have been or contemporaneously are declared and paid (or declared and a sum sufficient for payment set apart for payment), no shares of Series A Preferred Stock will be redeemed. In such event, we also will not purchase or otherwise acquire directly or indirectly any shares of Series A Preferred Stock. However, the foregoing will not prevent us from acquiring shares of Series A Preferred Stock pursuant to a purchase or exchange offer made on the same terms to holders of all outstanding shares of Series A Preferred Stock and all outstanding shares of other series of Preferred Stock, if any, for which all accumulated and unpaid dividends have not been paid. So long as no dividends are in arrears, we will be entitled at any time and from time to time to repurchase shares of Series A Preferred Stock in open-market transactions duly authorized by the Board of Directors and effected in compliance with applicable laws.

We will deliver a notice of redemption, by overnight delivery, by first class mail, postage prepaid or electronically to holders thereof, or request our agent, on behalf of us, to promptly do so by overnight delivery, by first class mail, postage prepaid or electronically. The notice will be provided not less than 30 nor more than 60 days prior to the date fixed for redemption in such notice. Each such notice will state: (1) the date for redemption; (2) the number of shares of Series A Preferred Stock to be redeemed; (3) the CUSIP number for the Series A Preferred Stock; (4) the applicable redemption price on a per share basis; (5) if applicable, the place or places where the certificate(s) for such shares are to be surrendered for payment of the price for redemption; (6) that dividends on the Series A Preferred Stock to be redeemed will cease to accumulate from and after such date of redemption; and (7) the applicable provisions of our charter under which such redemption is made. If fewer than all shares held by any holder are to be redeemed, the notice delivered to such holder will also specify the number of shares of Series A Preferred Stock to be redeemed from such holder or the method of determining such number. We may provide in any such notice that such redemption is subject to one or more conditions precedent and that we will not be required to effect such redemption unless each such condition has been satisfied at the time or times and in the manner specified in such notice. No defect in the notice or delivery thereof will affect the validity of redemption proceedings, except as required by applicable law.
If a redemption date falls after a record date and on or prior to the corresponding dividend payment date, each holder of Series A Preferred Stock at the close of business on that record date will be entitled to the dividend payable on such shares on the corresponding dividend payment date notwithstanding the redemption of such shares before the dividend payment date, and the redemption price received by the holder on the redemption date will be $25.00 per share.
1940 Act Restrictions on Dividends and Repurchases
For so long as any shares of Preferred Stock are outstanding, we will not: (x) declare any dividend or other distribution (other than a dividend or distribution paid in our common stock) in respect of our common stock, (y) call for redemption, redeem, purchase or otherwise acquire for consideration any such common stock, or (z) pay any proceeds of the liquidation of the Company in respect of such common stock, unless, in each case, (A) immediately thereafter, we will be in compliance with the Asset Coverage limitations applicable to us under the 1940 Act (currently 150%) after deducting the amount of such dividend or distribution or redemption or purchasing price or liquidation proceeds, (B) all cumulative dividends and distributions of shares of all series of Preferred Stock, if any, ranking on parity with the Series A Preferred Stock due on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition shall have been declared and paid (or shall have been declared and sufficient funds or deposit securities as permitted by the terms of such Preferred Stock for the payment thereof shall have been deposited irrevocably with the applicable paying agent) and (C) we have deposited deposit securities with the Redemption and Paying Agent in accordance with the requirements described herein with respect to outstanding Preferred Stock of any series to be redeemed pursuant an Asset Coverage mandatory redemption resulting from the failure to comply with the Asset Coverage for which a notice of redemption shall have been given or shall have been required to be given in accordance with the terms described herein on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition.
We may issue debt in one or more classes or series. Under the 1940 Act, we may not (1) declare any dividend with respect to any Preferred Stock if, at the time of such declaration (and after giving effect thereto), Asset Coverage with respect to any of our borrowings that are senior securities representing indebtedness (as defined in the 1940 Act) would be less than 150% (or such other percentage as may in the future be specified in or under the 1940 Act as the minimum Asset Coverage for senior securities representing indebtedness of a BDC as a condition of declaring dividends on its Preferred Stock) or (2) declare any other distribution on the Preferred Stock or purchase or redeem Preferred Stock if at the time of the declaration or redemption (and after giving effect thereto), Asset Coverage with respect to such borrowings that are senior securities representing indebtedness would be less than 150% (or such other percentage as may in the future be specified in or under the 1940 Act as the minimum Asset Coverage for senior securities representing indebtedness of a BDC as a condition of declaring distributions, purchases or redemptions of its shares). “Senior securities representing indebtedness” generally means any bond, debenture, note or similar obligation or instrument constituting a security (other than shares of capital stock) and evidencing indebtedness and could include our obligations under any borrowings. For purposes of determining Asset Coverage for senior securities representing indebtedness in connection with the payment of dividends or other distributions on or purchases or redemptions of stock, the term senior security does not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed. The term senior security also does not include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5% of the value of our total assets at the time when the loan is made; a loan is presumed under the 1940 Act to be for temporary purposes if it is repaid within 60 calendar days and is not extended or renewed; otherwise such loan is presumed not to be for temporary purposes. For purposes of determining whether the statutory Asset Coverage requirements described above apply in connection with dividends or distributions on or purchases or redemptions of Preferred Stock, such Asset Coverage is determined on the basis of values calculated as of a time within
48
hours (not including Sundays and holidays) next preceding the time of the applicable determination.
Liquidation Rights
In the event of our voluntary or involuntary liquidation, dissolution or winding up, the holders of shares of Series A Preferred Stock will be entitled to be paid, out of our assets legally available for distribution to our stockholders, a liquidation distribution equal to the Liquidation Preference, plus an amount equal to any accumulated and unpaid dividends on such shares to, but excluding, the date of payment, but without interest, before any distribution of assets is made to holders of our common stock. If our assets legally available for distribution to stockholders are insufficient to pay in full the Liquidation Preference plus an amount equal to any accumulated and unpaid dividends on the Series A Preferred Stock and the amounts due upon liquidation with respect to such other shares of Preferred Stock, then the available assets will be distributed among the holders of the Series A Preferred Stock and such other series of Preferred Stock ratably so that the amount of assets distributed per share of Series A Preferred Stock and such other series of Preferred Stock will in all cases bear to each other the same ratio that the Liquidation Preference per share on the Series A Preferred Stock and the liquidation preference on such other series of Preferred Stock bear to each other. Written notice of any such liquidation, dissolution or winding up of us, stating the payment date or dates when, and the place or places where, the amounts distributable in such circumstances will be payable, will be given by first class mail, postage pre-paid, not less than 30 nor more than 60 days prior to the payment date stated therein, to each record holder of the Series A Preferred Stock at the respective addresses of such holders as the same appear on the stock transfer records of the Company. After payment of the full amount of the liquidation preference, plus an amount equal to any accumulated and unpaid dividends to which they are entitled, the holders of Series A Preferred Stock will have no right or claim to any of our remaining assets. If we convert into or consolidate or merge with or into any other corporation, trust or entity, effect a statutory share exchange or sell, lease, transfer or convey all or substantially all of our property or business, we will not be deemed to have liquidated, dissolved or wound up.
Voting Rights
Except as otherwise provided in our charter, including the terms of the Series A Preferred Stock, each holder of a share of Series A Preferred Stock is entitled to one vote for each share of Series A Preferred Stock held by such holder on each matter submitted to a vote of our stockholders and the holders of outstanding shares of any Preferred Stock, including the Series A Preferred Stock, vote together with holders of common stock as a single class. Under applicable rules of Nasdaq and Maryland law, we are currently required to hold annual meetings of stockholders.
In addition, the holders of outstanding shares of any Preferred Stock, including the Series A Preferred Stock, are entitled, as a class, to the exclusion of the holders of all other securities and the common stock, to elect two of our directors at all times (regardless of the total number of directors serving on the Board of Directors). We refer to these directors as the “Preferred Directors”. The holders of outstanding shares of common stock and Preferred Stock, including Series A Preferred Stock, voting together as a single class, elect the balance of our directors. Under our bylaws, our directors are divided into three classes. At each annual meeting of our stockholders, the successors to the class of directors whose term expires at such meeting will be elected to hold office for a term expiring at the annual meeting of stockholders held in the third year following the year of their election. Our Preferred Directors will be up for election in 2026. Notwithstanding the foregoing, if: (1) at the close of business on any dividend payment date for dividends on any outstanding share of any Preferred Stock, including any outstanding shares of Series A Preferred Stock, accumulated dividends (whether or not earned or declared) on the shares of Preferred Stock, including the Series A Preferred Stock, equal to at least two full years’ dividends shall be due and unpaid and sufficient cash or specified securities shall not have been deposited with the Redemption and Paying Agent or other applicable paying agent for the payment of such accumulated dividends; or (2) at any time holders of any shares of Preferred Stock are entitled under the 1940 Act to elect a majority of our directors (a period when either of the foregoing conditions exists, a “Voting Period”), then the number of members constituting our Board of Directors will automatically be increased by the smallest number that, when added to the two directors elected exclusively by the holders of shares of any Preferred Stock, including the Series A Preferred Stock, as described above, would constitute a majority of our Board of Directors as so increased by such smallest number; and the holders of the shares of Preferred Stock, including the Series A Preferred Stock, will be entitled as a class on a one-vote-per-share basis, to elect such additional directors. The terms of office of the individuals who are directors at the time of that election will not be affected by the election of the additional directors. If we thereafter shall pay, or declare and set apart for payment, in full all dividends payable on all outstanding shares of Preferred Stock, including Series A Preferred Stock, for all past dividend periods, or the Voting Period is otherwise terminated, (1) the voting rights stated above shall cease, subject always, however, to the revesting of such voting rights in the holders of shares of Preferred Stock upon the further occurrence of any of the events described herein, and (2) the terms of office of all of the additional directors so elected will terminate automatically. Any Preferred Stock, including Series A Preferred Stock, issued after the date hereof will vote with Series A Preferred Stock as a single class on the matters described above, and the issuance of any other Preferred Stock, including Series A Preferred Stock, by us may reduce the voting power of the holders of Series A Preferred Stock.
As soon as practicable after the accrual of any right of the holders of shares of Preferred Stock to elect additional directors as described above, we will call a special meeting of such holders and notify the Redemption and Paying Agent and/or such other person as is specified in the terms of such Preferred Stock to receive notice, (i) by mailing or delivery by electronic means or (ii) in such other manner and by such other means as are specified in the terms of such Preferred Stock, a notice of such special meeting to such holders, such meeting to be held not less than 10 nor more than 30 calendar days after the date of the delivery by electronic means or mailing of such notice. If we fail to call such a special meeting, it may be called at our expense by any such holder on like notice. The record date for determining the holders of shares of Preferred Stock entitled to notice of and to vote at such special meeting shall be the close of business on the fifth business day preceding the calendar day on which such notice is mailed. At any such special meeting and at each meeting of holders of shares of Preferred Stock held during a Voting Period at which directors are to be elected, such holders, voting together as a class (to the exclusion of the holders of all our other securities and classes of capital stock), will be entitled to elect the number of additional directors prescribed above on a one-vote-per-share basis.
Except as otherwise permitted by the terms of the Series A Preferred Stock, so long as any shares of Series A Preferred Stock are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of shares of Series A Preferred Stock, voting as a separate class, amend, alter or repeal the provisions of the charter, including the terms of the Series A Preferred Stock, whether by merger, consolidation or otherwise, so as to materially and adversely affect any privilege, preference, right or power of the Series A Preferred Stock; provided, however, that (i) a change in our capitalization as described under the heading “—
Issuance of Additional Preferred Stock
” will not be considered to materially and adversely affect the privileges, preferences, rights or powers of Series A Preferred Stock, and (ii) a division of a share of Series A

Preferred Stock will be deemed to affect such preferences, rights or powers only if the terms of such division materially and adversely affect the holders of shares of Series A Preferred Stock. For purposes of the foregoing, no matter shall be deemed to adversely affect any privilege, preference, right or power of a share of Series A Preferred Stock or the holder thereof unless such matter (i) alters or abolishes any preferential right of such share of Series A Preferred Stock, or (ii) creates, alters or abolishes any right in respect of redemption of such Series A Preferred Stock (other than as a result of a division of such Series A Preferred Stock). So long as any shares of Preferred Stock are outstanding, we will not, without the affirmative vote or consent of the holders of at least 66
2 / 3
% of the shares of Preferred Stock outstanding at the time, voting as a separate class, file a voluntary application for relief under federal bankruptcy law or any similar application under state law for so long as we are solvent and do not foresee becoming insolvent. No amendment, alteration or repeal of our obligation to redeem the Series A Preferred Stock or to accumulate dividends at the Dividend Rate will be effected without, in each case, the prior unanimous vote or consent of the holders of shares of Series A Preferred Stock.
The affirmative vote of the holders of at least a “majority of the outstanding shares of Preferred Stock,” including the shares of Series A Preferred Stock outstanding at the time, voting as a separate class, will be required (i) to approve us ceasing to be, or to withdraw our election as, a BDC, or (ii) to approve any plan of “reorganization” (as such term is defined in Section 2(a)(33) of the 1940 Act) adversely affecting such shares of Preferred Stock. For purposes of the foregoing, the vote of a “majority of the outstanding shares of Preferred Stock” means the vote at an annual or special meeting duly called of (a) 67% or more of such shares present at a meeting, if the holders of more than 50% of such outstanding shares are present or represented by proxy at such meeting, or (b) more than 50% of such outstanding shares, whichever is less.
For purposes of determining any rights of the holders of shares of Series A Preferred Stock to vote on any matter, whether such right is created by our charter, including the terms of the Series A Preferred Stock, by statute or otherwise, no holder of Series A Preferred Stock will be entitled to vote any shares of Series A Preferred Stock and no share of Series A Preferred Stock will be deemed to be “outstanding” for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of determination of shares entitled to vote or the time of the actual vote on the matter, as the case may be, the requisite Notice of Redemption with respect to such shares of Series A Preferred Stock will have been given in accordance with the terms of the Series A Preferred Stock, and the Redemption Price for the redemption of such shares of Series A Preferred Stock will have been irrevocably deposited with the Redemption and Paying Agent for that purpose. No shares of Series A Preferred Stock held by us will have any voting rights or be deemed to be outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.
Unless otherwise required by law or our charter, holders of shares of Series A Preferred Stock will not have any relative rights or preferences or other special rights with respect to voting other than those specifically set forth in the “
Voting Rights
” section of the Articles Supplementary. The holders of shares of Series A Preferred Stock have no rights to cumulative voting. In the event that we fail to declare or pay any dividends on Series A Preferred Stock, the exclusive remedy of the holders will be the right to vote for additional directors as discussed above.
Issuance of Additional Preferred Stock
So long as any shares of Series A Preferred Stock are outstanding, we may, without the vote or consent of the holders thereof, authorize, establish and create and issue and sell shares of one or more series of a class of our senior securities representing stock under Sections 18 and 61 of the 1940 Act, ranking on parity with the Series A Preferred Stock as to the payment of dividends and distribution of assets upon dissolution, liquidation or the winding up of our affairs, in addition to then outstanding shares of Series A Preferred Stock, including additional series of Preferred Stock, and authorize, issue and sell additional shares of any such series of Preferred Stock then outstanding or so established and created, including additional shares of the Series A Preferred Stock, in each case in accordance with applicable law, provided that we will, immediately after giving effect to the issuance of such additional Preferred Stock and to our receipt and application of the proceeds thereof, including to the redemption of Preferred Stock with such proceeds, have Asset Coverage as required by Sections 18 and 61 of the 1940 Act (which is currently 150%).
Modification
The Board of Directors, without the vote of the holders of shares of Series A Preferred Stock, may interpret or correct the provisions of the Articles Supplementary to supply any omission, resolve any inconsistency or ambiguity or to cure or correct any defective or inconsistent provision, including any provision that becomes defective after the date hereof because of impossibility of performance or any provision that is inconsistent with any provision of any other Preferred Stock or the common stock.
Transfer Agent and Registrar
The transfer agent and registrar for the Series A Preferred Stock is Computershare, Inc.
Listing
We do not intend to apply to list the Series A Preferred Stock on Nasdaq. In the event that our Board of Directors elects to terminate the Share Repurchase Program and subject to satisfaction of any applicable listing requirements, we intend to apply to list the Shares on Nasdaq or another national securities exchange within one calendar year of the termination, however, there can be no assurance that a listing will be achieved in such timeframe, or at all.

Security Title [Text Block]	DESCRIPTION OF THE SERIES A PREFERRED STOCK
Security Dividends [Text Block]
Dividends
Holders of shares of the Series A Preferred Stock are entitled to receive, when, as and if authorized by our Board of Directors (or a duly authorized committee of the board) and declared by us, out of funds legally available for the payment of dividends, preferential cumulative cash dividends at the rate of 6.25% per annum of the Liquidation Preference (equivalent to a fixed annual amount of $1.5625 per share) (the “Dividend Rate”).
Dividends on shares of the Series A Preferred Stock will accrue and be paid on the basis of a 360-day year consisting of twelve 30-day months. Dividends on outstanding shares of the Series A Preferred Stock will accrue and be cumulative from the end of the most recent dividend period for which dividends have been paid or, if no dividends have been paid and except as otherwise provided in the following sentence, from the date of issuance. If a share of Series A Preferred Stock is issued after the record date for the dividend period in which such share is issued, dividends on such share will accrue and be cumulative from the beginning of the first dividend period commencing after its issuance. Dividends will be payable monthly in arrears, on or about the fifth day of each month for dividends accrued the previous month or such other date as our Board of Directors may designate, to holders of record as they appear in our stock records at the close of business on the applicable record date. The record date for each dividend will be designated by our Board of Directors and will be a date that is prior to the dividend payment date. The record date typically will be on or about the 25th of each month, but such date is subject to determination by our Board of Directors.
Our Board of Directors will not authorize, and we will not declare, pay or set apart for payment, any dividends on shares of Series A Preferred Stock at any time that the terms and provisions of any of our agreements, including any agreement relating to our indebtedness, prohibits that action or provides that the authorization, declaration, payment or setting apart for payment of those dividends would constitute a breach of or a default under any such agreement, or if such action is restricted or prohibited by law. Notwithstanding the foregoing, dividends on the Series A Preferred Stock will accumulate whether or not (1) restrictions exist in respect thereof, (2) we have earnings, (3) there are funds legally available for the payment of such dividends, or (4) our Board of Directors authorizes or we declare such dividends. Accumulated but unpaid dividends on the Series A Preferred Stock will not bear interest, and holders of the Series A Preferred Stock will not be entitled to any distributions in excess of full cumulative dividends described above.
If we do not declare and either pay or set apart for payment the full cumulative dividends on the Series A Preferred Stock and all outstanding shares of other series of Preferred Stock, if any, the amount which we have declared will be allocated ratably to the Series A Preferred Stock and to each other series of Preferred Stock so that the amount declared for each share of Series A Preferred Stock and for each share of each other series of Preferred Stock is proportionate to the accrued and unpaid dividends on those shares.
Except as provided in the immediately preceding paragraph, unless full cumulative dividends on the Series A Preferred Stock have been or contemporaneously are declared and paid (or declared and a sum sufficient for the payment is set apart for payment) for all past dividend periods, no dividends (other than in shares of common stock) will be declared and paid or declared and set apart for payment nor will any other distribution be declared and made upon our common stock, nor will we redeem, purchase, or otherwise acquire for any consideration (or pay or make any monies available for a sinking fund for the redemption of any such shares) any shares of our common stock.

Security Voting Rights [Text Block]
Voting Rights
Except as otherwise provided in our charter, including the terms of the Series A Preferred Stock, each holder of a share of Series A Preferred Stock is entitled to one vote for each share of Series A Preferred Stock held by such holder on each matter submitted to a vote of our stockholders and the holders of outstanding shares of any Preferred Stock, including the Series A Preferred Stock, vote together with holders of common stock as a single class. Under applicable rules of Nasdaq and Maryland law, we are currently required to hold annual meetings of stockholders.
In addition, the holders of outstanding shares of any Preferred Stock, including the Series A Preferred Stock, are entitled, as a class, to the exclusion of the holders of all other securities and the common stock, to elect two of our directors at all times (regardless of the total number of directors serving on the Board of Directors). We refer to these directors as the “Preferred Directors”. The holders of outstanding shares of common stock and Preferred Stock, including Series A Preferred Stock, voting together as a single class, elect the balance of our directors. Under our bylaws, our directors are divided into three classes. At each annual meeting of our stockholders, the successors to the class of directors whose term expires at such meeting will be elected to hold office for a term expiring at the annual meeting of stockholders held in the third year following the year of their election. Our Preferred Directors will be up for election in 2026. Notwithstanding the foregoing, if: (1) at the close of business on any dividend payment date for dividends on any outstanding share of any Preferred Stock, including any outstanding shares of Series A Preferred Stock, accumulated dividends (whether or not earned or declared) on the shares of Preferred Stock, including the Series A Preferred Stock, equal to at least two full years’ dividends shall be due and unpaid and sufficient cash or specified securities shall not have been deposited with the Redemption and Paying Agent or other applicable paying agent for the payment of such accumulated dividends; or (2) at any time holders of any shares of Preferred Stock are entitled under the 1940 Act to elect a majority of our directors (a period when either of the foregoing conditions exists, a “Voting Period”), then the number of members constituting our Board of Directors will automatically be increased by the smallest number that, when added to the two directors elected exclusively by the holders of shares of any Preferred Stock, including the Series A Preferred Stock, as described above, would constitute a majority of our Board of Directors as so increased by such smallest number; and the holders of the shares of Preferred Stock, including the Series A Preferred Stock, will be entitled as a class on a one-vote-per-share basis, to elect such additional directors. The terms of office of the individuals who are directors at the time of that election will not be affected by the election of the additional directors. If we thereafter shall pay, or declare and set apart for payment, in full all dividends payable on all outstanding shares of Preferred Stock, including Series A Preferred Stock, for all past dividend periods, or the Voting Period is otherwise terminated, (1) the voting rights stated above shall cease, subject always, however, to the revesting of such voting rights in the holders of shares of Preferred Stock upon the further occurrence of any of the events described herein, and (2) the terms of office of all of the additional directors so elected will terminate automatically. Any Preferred Stock, including Series A Preferred Stock, issued after the date hereof will vote with Series A Preferred Stock as a single class on the matters described above, and the issuance of any other Preferred Stock, including Series A Preferred Stock, by us may reduce the voting power of the holders of Series A Preferred Stock.
As soon as practicable after the accrual of any right of the holders of shares of Preferred Stock to elect additional directors as described above, we will call a special meeting of such holders and notify the Redemption and Paying Agent and/or such other person as is specified in the terms of such Preferred Stock to receive notice, (i) by mailing or delivery by electronic means or (ii) in such other manner and by such other means as are specified in the terms of such Preferred Stock, a notice of such special meeting to such holders, such meeting to be held not less than 10 nor more than 30 calendar days after the date of the delivery by electronic means or mailing of such notice. If we fail to call such a special meeting, it may be called at our expense by any such holder on like notice. The record date for determining the holders of shares of Preferred Stock entitled to notice of and to vote at such special meeting shall be the close of business on the fifth business day preceding the calendar day on which such notice is mailed. At any such special meeting and at each meeting of holders of shares of Preferred Stock held during a Voting Period at which directors are to be elected, such holders, voting together as a class (to the exclusion of the holders of all our other securities and classes of capital stock), will be entitled to elect the number of additional directors prescribed above on a one-vote-per-share basis.
Except as otherwise permitted by the terms of the Series A Preferred Stock, so long as any shares of Series A Preferred Stock are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of shares of Series A Preferred Stock, voting as a separate class, amend, alter or repeal the provisions of the charter, including the terms of the Series A Preferred Stock, whether by merger, consolidation or otherwise, so as to materially and adversely affect any privilege, preference, right or power of the Series A Preferred Stock; provided, however, that (i) a change in our capitalization as described under the heading “—
Issuance of Additional Preferred Stock
” will not be considered to materially and adversely affect the privileges, preferences, rights or powers of Series A Preferred Stock, and (ii) a division of a share of Series A

Preferred Stock will be deemed to affect such preferences, rights or powers only if the terms of such division materially and adversely affect the holders of shares of Series A Preferred Stock. For purposes of the foregoing, no matter shall be deemed to adversely affect any privilege, preference, right or power of a share of Series A Preferred Stock or the holder thereof unless such matter (i) alters or abolishes any preferential right of such share of Series A Preferred Stock, or (ii) creates, alters or abolishes any right in respect of redemption of such Series A Preferred Stock (other than as a result of a division of such Series A Preferred Stock). So long as any shares of Preferred Stock are outstanding, we will not, without the affirmative vote or consent of the holders of at least 66
2 / 3
% of the shares of Preferred Stock outstanding at the time, voting as a separate class, file a voluntary application for relief under federal bankruptcy law or any similar application under state law for so long as we are solvent and do not foresee becoming insolvent. No amendment, alteration or repeal of our obligation to redeem the Series A Preferred Stock or to accumulate dividends at the Dividend Rate will be effected without, in each case, the prior unanimous vote or consent of the holders of shares of Series A Preferred Stock.
The affirmative vote of the holders of at least a “majority of the outstanding shares of Preferred Stock,” including the shares of Series A Preferred Stock outstanding at the time, voting as a separate class, will be required (i) to approve us ceasing to be, or to withdraw our election as, a BDC, or (ii) to approve any plan of “reorganization” (as such term is defined in Section 2(a)(33) of the 1940 Act) adversely affecting such shares of Preferred Stock. For purposes of the foregoing, the vote of a “majority of the outstanding shares of Preferred Stock” means the vote at an annual or special meeting duly called of (a) 67% or more of such shares present at a meeting, if the holders of more than 50% of such outstanding shares are present or represented by proxy at such meeting, or (b) more than 50% of such outstanding shares, whichever is less.
For purposes of determining any rights of the holders of shares of Series A Preferred Stock to vote on any matter, whether such right is created by our charter, including the terms of the Series A Preferred Stock, by statute or otherwise, no holder of Series A Preferred Stock will be entitled to vote any shares of Series A Preferred Stock and no share of Series A Preferred Stock will be deemed to be “outstanding” for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of determination of shares entitled to vote or the time of the actual vote on the matter, as the case may be, the requisite Notice of Redemption with respect to such shares of Series A Preferred Stock will have been given in accordance with the terms of the Series A Preferred Stock, and the Redemption Price for the redemption of such shares of Series A Preferred Stock will have been irrevocably deposited with the Redemption and Paying Agent for that purpose. No shares of Series A Preferred Stock held by us will have any voting rights or be deemed to be outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.
Unless otherwise required by law or our charter, holders of shares of Series A Preferred Stock will not have any relative rights or preferences or other special rights with respect to voting other than those specifically set forth in the “
Voting Rights
” section of the Articles Supplementary. The holders of shares of Series A Preferred Stock have no rights to cumulative voting. In the event that we fail to declare or pay any dividends on Series A Preferred Stock, the exclusive remedy of the holders will be the right to vote for additional directors as discussed above.

Security Liquidation Rights [Text Block]
Liquidation Rights
In the event of our voluntary or involuntary liquidation, dissolution or winding up, the holders of shares of Series A Preferred Stock will be entitled to be paid, out of our assets legally available for distribution to our stockholders, a liquidation distribution equal to the Liquidation Preference, plus an amount equal to any accumulated and unpaid dividends on such shares to, but excluding, the date of payment, but without interest, before any distribution of assets is made to holders of our common stock. If our assets legally available for distribution to stockholders are insufficient to pay in full the Liquidation Preference plus an amount equal to any accumulated and unpaid dividends on the Series A Preferred Stock and the amounts due upon liquidation with respect to such other shares of Preferred Stock, then the available assets will be distributed among the holders of the Series A Preferred Stock and such other series of Preferred Stock ratably so that the amount of assets distributed per share of Series A Preferred Stock and such other series of Preferred Stock will in all cases bear to each other the same ratio that the Liquidation Preference per share on the Series A Preferred Stock and the liquidation preference on such other series of Preferred Stock bear to each other. Written notice of any such liquidation, dissolution or winding up of us, stating the payment date or dates when, and the place or places where, the amounts distributable in such circumstances will be payable, will be given by first class mail, postage pre-paid, not less than 30 nor more than 60 days prior to the payment date stated therein, to each record holder of the Series A Preferred Stock at the respective addresses of such holders as the same appear on the stock transfer records of the Company. After payment of the full amount of the liquidation preference, plus an amount equal to any accumulated and unpaid dividends to which they are entitled, the holders of Series A Preferred Stock will have no right or claim to any of our remaining assets. If we convert into or consolidate or merge with or into any other corporation, trust or entity, effect a statutory share exchange or sell, lease, transfer or convey all or substantially all of our property or business, we will not be deemed to have liquidated, dissolved or wound up.

Security Preemptive and Other Rights [Text Block]	At the time of issuance, the Series A Preferred Stock will be fully paid and non-assessable and will have no preemptive, conversion, or exchange rights or rights to cumulative voting.
Preferred Stock Restrictions, Other [Text Block]
1940 Act Restrictions on Dividends and Repurchases
For so long as any shares of Preferred Stock are outstanding, we will not: (x) declare any dividend or other distribution (other than a dividend or distribution paid in our common stock) in respect of our common stock, (y) call for redemption, redeem, purchase or otherwise acquire for consideration any such common stock, or (z) pay any proceeds of the liquidation of the Company in respect of such common stock, unless, in each case, (A) immediately thereafter, we will be in compliance with the Asset Coverage limitations applicable to us under the 1940 Act (currently 150%) after deducting the amount of such dividend or distribution or redemption or purchasing price or liquidation proceeds, (B) all cumulative dividends and distributions of shares of all series of Preferred Stock, if any, ranking on parity with the Series A Preferred Stock due on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition shall have been declared and paid (or shall have been declared and sufficient funds or deposit securities as permitted by the terms of such Preferred Stock for the payment thereof shall have been deposited irrevocably with the applicable paying agent) and (C) we have deposited deposit securities with the Redemption and Paying Agent in accordance with the requirements described herein with respect to outstanding Preferred Stock of any series to be redeemed pursuant an Asset Coverage mandatory redemption resulting from the failure to comply with the Asset Coverage for which a notice of redemption shall have been given or shall have been required to be given in accordance with the terms described herein on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition.
We may issue debt in one or more classes or series. Under the 1940 Act, we may not (1) declare any dividend with respect to any Preferred Stock if, at the time of such declaration (and after giving effect thereto), Asset Coverage with respect to any of our borrowings that are senior securities representing indebtedness (as defined in the 1940 Act) would be less than 150% (or such other percentage as may in the future be specified in or under the 1940 Act as the minimum Asset Coverage for senior securities representing indebtedness of a BDC as a condition of declaring dividends on its Preferred Stock) or (2) declare any other distribution on the Preferred Stock or purchase or redeem Preferred Stock if at the time of the declaration or redemption (and after giving effect thereto), Asset Coverage with respect to such borrowings that are senior securities representing indebtedness would be less than 150% (or such other percentage as may in the future be specified in or under the 1940 Act as the minimum Asset Coverage for senior securities representing indebtedness of a BDC as a condition of declaring distributions, purchases or redemptions of its shares). “Senior securities representing indebtedness” generally means any bond, debenture, note or similar obligation or instrument constituting a security (other than shares of capital stock) and evidencing indebtedness and could include our obligations under any borrowings. For purposes of determining Asset Coverage for senior securities representing indebtedness in connection with the payment of dividends or other distributions on or purchases or redemptions of stock, the term senior security does not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed. The term senior security also does not include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5% of the value of our total assets at the time when the loan is made; a loan is presumed under the 1940 Act to be for temporary purposes if it is repaid within 60 calendar days and is not extended or renewed; otherwise such loan is presumed not to be for temporary purposes. For purposes of determining whether the statutory Asset Coverage requirements described above apply in connection with dividends or distributions on or purchases or redemptions of Preferred Stock, such Asset Coverage is determined on the basis of values calculated as of a time within
48
hours (not including Sundays and holidays) next preceding the time of the applicable determination.

Outstanding Securities [Table Text Block]
CAPITALIZATION
The following table sets forth our capitalization as of September 30, 2024:

•	on an actual basis;

•
on an as adjusted basis to give effect to the completion of this offering and the application of the estimated net proceeds of this offering (as described under “
Estimated Use of Proceeds
”), assuming all shares of Series A Preferred Stock offered pursuant to this prospectus supplement and the accompanying prospectus are sold at an offering price per share of $25 (the liquidation preference per share of Series A Preferred Stock), after deducting the dealer manager fee and selling commissions and estimated offering expenses payable by us.

	AS OF SEPTEMBER 30, 2024
	ACTUAL	AS ADJUSTED
	(Unaudited) (Dollars in thousands)
Borrowings
Line of credit, at cost	$70,600	$70,600
Notes payable, net	254,010	254,010

Total borrowings	$324,610	$324,610
Preferred Stock
Series A Preferred Stock, $0.001 par value per share; $25 liquidation preference per share; 6,000,0000 shares authorized, 349,931 issued and outstanding, actual; 6,000,000 shares authorized, issued and oustanding, as adjusted	$7,8 46	$131,409
Net Assets
Common stock, $0.001 par value per share, 44,000,000 shares authorized, as adjusted, 22,230,587 shares issued and outstanding, actual and as adjusted (1)	$44	$44
Capital in excess of par value	492,305	492,305
Cumulative net unrealized depreciation of investments	25,249	25,249
Underdistributed net investment income	6,144	6,144
Accumulated net realized losses	(52,847)	(52,847)

Total Net Assets	470,895	470,895

Total Capitalization	$803,3 51	$926,914

(1)	None of these outstanding shares are held by us or for our account.

There will be no public market for the Series A Preferred Stock as we do not intend to apply for listing on a national securities exchange unless the Share Repurchase Program is terminated [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There will be no public
market for the Series A Preferred Stock as we do not intend to apply for listing on a national securities exchange unless the Share Repurchase Program is terminated.
There is currently no public market for the Series A Preferred Stock, and we do not intend to apply to list the Series A Preferred Stock on a national securities exchange or to include the Shares for listing on any national securities market. Unless shares of the Series A Preferred Stock are listed on a national securities exchange, holders of the Shares may be unable to sell them at all or, if they are able to, only at substantial discounts from the Liquidation Preference. Even if the Series A Preferred Stock is listed on Nasdaq or another national securities exchange following the termination of the Share Repurchase Program, there is a risk that such shares may be thinly traded, and the market for such shares may be relatively illiquid compared to the market for other types of securities, with the spread between the bid and asked prices considerably greater than the spreads of other securities with comparable terms and features. Also, since the Series A Preferred Stock does not have a stated maturity date, you may be forced to hold your Series A Preferred Stock with no assurance as to ever receiving the Liquidation Preference. Therefore, you should purchase shares of the Series A Preferred Stock only as a long-term investment.

Dividend payments on the Series A Preferred Stock are not guaranteed [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dividend payments on the Series A Preferred Stock are not guaranteed.
Although dividends on the Series A Preferred Stock are cumulative, our Board of Directors must approve the actual payment of the dividends. Our Board of Directors can elect at any time or from time to time, and for an indefinite duration, not to pay any or all accrued dividends. Our Board of Directors could elect to suspend dividends for any reason, and may be prohibited from approving dividends in the following instances:

•	poor historical or projected cash flows;

•	the need to make payments on our indebtedness;

•	concluding that payment of dividends on the Series A Preferred Stock would cause us to breach the terms of any indebtedness or other instrument or agreement; or

•	determining that the payment of dividends would violate applicable law regarding unlawful distributions to stockholders.

We will be required to terminate this offering if our common stock is no longer listed on Nasdaq or another national securities exchange [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We will be required to terminate this offering if our common stock is no longer listed on Nasdaq or another national securities exchange.
The Series A Preferred Stock is a “covered security” and therefore is not subject to registration under the state securities, or “Blue Sky,” regulations in the various states in which it may be sold due to its seniority to our common stock, which is listed on Nasdaq. If our common stock is no longer listed on Nasdaq or another national securities exchange, we will be required to register this offering in any state in which we offer Shares. This would effectively require the termination of this offering and could result in our raising an amount of gross proceeds that is substantially less than the amount of the gross proceeds we expect to raise if the maximum offering is sold. This would reduce our ability to make additional investments and limit the diversification of our portfolio.

The Series A Preferred Stock bears a risk of redemption by us [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Series A Preferred Stock bears a risk of redemption by us.
Except in limited circumstances, including those related to us maintaining the “Asset Coverage” required by Sections 18 and 61 of the 1940 Act, we, at our option, may not redeem shares of the Series A Preferred Stock prior to the earlier of (1) the one-year anniversary of the Termination Date and (2) January 1, 2027. However, after such date, we may redeem the Shares at any time after such date and may do so at a time that is unfavorable to holders of the Series A Preferred Stock. We may have an incentive to voluntarily redeem the Series A Preferred Stock if market conditions allow us to issue other Preferred Stock or debt securities at a dividend or interest rate that is lower than the dividend rate on the Series A Preferred Stock. For further information regarding our ability to redeem the Series A Preferred Stock, see “
Description of the Series A Preferred Stock—Optional Redemption by the Company
” and “—Mandatory Redemption for Asset Coverage.”

Your option to request that your Shares be repurchased is subject to a 5% quarterly limitation, the continuation of the share repurchase program and our availability of funds, and may also be limited by law
General Description of Registrant [Abstract]
Risk [Text Block]
Your option to request that your Shares be repurchased is subject to a 5% quarterly limitation, the continuation of the share repurchase program and our availability of funds, and may also be limited by law.
We will only repurchase, in each quarter, up to 5% of our then outstanding Series A Preferred Stock (by number of Shares outstanding), calculated as of the end of the previous calendar quarter. As a result, depending on the amount of repurchase requests, a stockholder’s repurchase request may not be fulfilled in the amount requested. In addition, our Board of Directors may terminate or suspend the share repurchase program at any time for any reason in its sole and absolute discretion. Therefore, our obligation to repurchase shares at the request of a holder of Series A Preferred Stock is limited to the extent our Board of Directors suspends or terminates the optional repurchase right for any reason, including after delivery of a stockholder repurchase request but prior to the corresponding stockholder repurchase date. Our obligation to repurchase shares at the option of a holder of Series A Preferred Stock is also limited to the extent that our Board of Directors determines, in its sole and absolute discretion, that we do not have sufficient funds available to fund any such repurchase or we are restricted by applicable law from making such repurchase. If you deliver a request to repurchase your shares of Series A Preferred Stock, but our Board of Directors determines we do not have sufficient funds available to fund such repurchase (even if there is sufficient funding as determined under applicable law), only a portion, if any, of your Shares may be repurchased.

Our ability to pay dividends on andor repurchase shares of Series A Preferred Stock may be limited by Maryland law [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our ability to pay dividends on and/or repurchase shares of Series A Preferred Stock may be limited by Maryland law, the 1940 Act and the terms of our debt facilities as well as future agreements we may enter.
Under Maryland law, a corporation may pay dividends on and repurchase stock as long as, after giving effect to the dividend payment or repurchase, the corporation is able to pay its debts as they become due in the usual course of business (the equity solvency test), or, except in limited circumstances, the corporation’s total assets exceed the sum of its total liabilities plus, unless its charter permits otherwise, the amount that would be needed, if the corporation were to be dissolved at the time of the dividend payment or repurchase, to satisfy the preferential rights upon dissolution of stockholders whose preferential rights on dissolution are superior to those receiving the dividend or whose stock is being repurchased (the balance sheet solvency test). If we are insolvent at any time when a repurchase of shares of Series A Preferred Stock is desired or required to be made, we may not be able to effect such repurchase. Furthermore, the terms of our debt facilities may restrict our ability to repurchase shares of Series A Preferred Stock for cash during an event of default, and we expect to enter agreements in the future that may similarly restrict our ability to repurchase in cash in such instances. In addition, under the 1940 Act, we may not (1) declare any dividend with respect to any Preferred Stock if, at the time of such declaration (and after giving effect thereto), our Asset Coverage with respect to any of our borrowings that are senior securities representing indebtedness (as defined in the 1940 Act) would be less than 150% (or such other percentage as may in the future be specified in or under the 1940 Act as the minimum Asset Coverage for senior securities representing indebtedness of a BDC as a condition of declaring dividends on its Preferred Stock) or (2) declare any other distribution on the Preferred Stock or purchase or redeem Preferred Stock if at the time of the declaration or redemption (and after giving effect thereto), our Asset Coverage with respect to such borrowings that are senior securities representing indebtedness would be less than 150% (or such other percentage as may in the future be specified in or under the 1940 Act as the minimum Asset Coverage for senior securities representing indebtedness of a BDC as a condition of declaring distributions, purchases or redemptions of its shares).

The cash distributions you receive may be less frequent or lower in amount than you expect [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The cash distributions you receive may be less frequent or lower in amount than you expect.
Our Board of Directors intends to pay distributions on the Series A Preferred Stock monthly in arrears on or about the fifth day of each month for dividends accrued the previous month (or such later date as our Board of Directors may designate) in an amount equal to $1.5625 per share per year. However, our Board of Directors has ultimate discretion to determine the amount and timing of these distributions. In making this determination, our Board of Directors will consider all relevant factors, including the amount of cash available for distribution, capital expenditure and reserve requirements and general operational requirements. We cannot assure you that we will consistently be able to generate sufficient available cash flow to fund distributions on the Series A Preferred Stock at the stated dividend rate nor can we assure you that sufficient cash will be available to make distributions to you. We cannot predict the amount of distributions you may receive and we may be unable to pay distributions over time. Our inability to acquire additional investments or operate profitably may have a negative effect on our ability to generate sufficient cash flow from operations to pay distributions on the Series A Preferred Stock.

If you elect to participate in the Share Repurchase Program [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
If you elect to participate in the Share Repurchase Program, the cash payment that you receive as a result of your optional repurchase request may be a substantial discount to the price that you paid for the shares of Series A Preferred Stock in this offering.
The cash payment that stockholders who request to have their Shares repurchased will receive will be at a substantial discount if such request is made within three years of the purchase date. Repurchases under the Share Repurchase Program will be at a price per Share equal to the Liquidation Preference plus accrued and unpaid dividends, except that Shares that have been outstanding for less than one year will be subject to an early repurchase discount of 10% (or at a price of $22.50 per Share), Shares that have been outstanding for at least one year but less than two years will be subject to an early repurchase discount of 6% (or at a price of $23.50 per Share), and Shares that have been outstanding for at least two years but less than three years will be subject to an early repurchase discount of 3% (or at a price of $24.25 per Share). If you request to have your Shares repurchased such request could cause you to lose a substantial portion of your investment.

Holders of the Series A Preferred Stock are subject to inflation risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Holders of the Series A Preferred Stock are subject to inflation risk.
Inflation is the reduction in the purchasing power of money resulting from the increase in the price of goods and services. Inflation risk is the risk that the inflation-adjusted, or “real,” value of an investment or the income from that investment will be worth less in the future. As inflation occurs, the real value of the Series A Preferred Stock and dividends payable on such Shares declines.

An investment in the Series A Preferred Stock bears interest rate risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
An investment in the Series A Preferred Stock bears interest rate risk.
The Series A Preferred Stock pays dividends at a fixed dividend rate. Prices of fixed income investments vary inversely with changes in market yields. The market yields on securities comparable to the Series A

Preferred Stock may increase, which could result in a decline in the value or secondary market price of the Series A Preferred Stock. For additional information concerning dividends on the Series A Preferred Stock, see “
Description of the Series A Preferred Stock—Dividends
” in this prospectus supplement.

Holders of the Series A Preferred Stock bear reinvestment risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Holders of the Series A Preferred Stock bear reinvestment risk.
Given the potential for redemption of the Series A Preferred Stock at the Company’s option commencing with the earlier of (1) first anniversary of the Termination Date and (2) January 1, 2027, holders of such Shares may face an increased reinvestment risk, which is the risk that the return on an investment purchased with proceeds from the sale or redemption of the Series A Preferred Stock may be lower than the return previously obtained from the investment in such Shares.

Broad discretion in the use of the net proceeds from this offering [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our management will have broad discretion in the use of the net proceeds from this offering and may allocate the net proceeds from this offering in ways that you and other stockholders may not approve.
Our management will have broad discretion in the use of the net proceeds, including for any of the purposes described in the section entitled “
Estimated Use of Proceeds
,” and you will not have the opportunity as part of your investment decision to assess whether the net proceeds are being used in ways with which you may not agree or may not otherwise be considered appropriate. Because of the number and variability of factors that will determine our use of the net proceeds from this offering, their ultimate use may vary substantially from their currently intended use. The failure of our management to use these funds effectively could harm our business. Pending their use, we may invest the net proceeds from this offering in short-term, investment-grade, interest-bearing securities.

Significant portion of the net proceeds of this offering on acceptable terms [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may be unable to invest a significant portion of the net proceeds of this offering on acceptable terms.
Delays in investing the net proceeds raised in an offering or from exiting an investment, prepayment of an investment or other capital source may cause our performance to be worse than that of other fully invested BDCs or other lenders or investors pursuing comparable investment strategies. We cannot assure you that we will be able to identify any investments that meet our investment objective or that any investment that we make will produce a positive return. We may be unable to invest the net proceeds from any offering, from exiting an investment, prepayment of an investment or other capital source on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results.

We may authorize, establish, create, issue and sell shares of one or more additional series of Preferred Stock while the Shares are outstanding without the vote or consent of the holders thereof [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may authorize, establish, create, issue and sell shares of one or more additional series of Preferred Stock while the Shares are outstanding without the vote or consent of the holders thereof.
While Shares are outstanding, we may, without the vote or consent of the holders thereof, authorize, establish and create and issue and sell shares of one or more series of Preferred Stock ranking on parity with the Series A Preferred Stock as to payment of dividends and distribution of assets upon dissolution, liquidation or the winding up of our affairs, in addition to then outstanding Shares, and authorize, issue and sell additional shares of any such series of Preferred Stock then outstanding or so established and created, in each case in accordance with applicable law, provided that we will, immediately after giving effect to the issuance of such additional preferred stock and to our receipt and application of the proceeds thereof, including to the redemption of preferred stock with such proceeds, have the minimum Asset Coverage required by the 1940 Act (currently 150%).

Gladstone Securities, the dealer manager in this offering, is our affiliate [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Gladstone Securities, the dealer manager in this offering, is our affiliate, and we established the offering price and other terms for the Series A Preferred Stock pursuant to discussions between us and our affiliated dealer manager; as a result, the actual value of your investment may be substantially less than what you pay.
Gladstone Securities is our affiliate and is not, therefore, independent. Thus, the agreement with Gladstone Securities, including fees and expenses payable thereunder, was not negotiated at arm’s-length. The offering price of the Series A Preferred Stock, the selling commissions and the dealer manager fees have been determined pursuant to discussions between us and Gladstone Securities, our affiliated dealer manager, based upon the following primary factors: the economic conditions in and future prospects for the industry in which we compete; our prospects for future earnings; an assessment of our management; the present state of our development; the prevailing conditions of the equity securities markets at the time of this offering; the present state of the market for non-traded BDC securities; and current market valuations of public companies considered comparable to us. Because the offering price and other terms are not based upon any independent valuation, the offering price may not be indicative of the proceeds that you would receive upon liquidation. In addition, Gladstone Securities does not have its own legal counsel and may engage our legal counsel on a limited basis for certain matters related to this offering, which could represent a conflict of interest.

If you fail to meet the fiduciary standards and other requirements under ERISA or Section 4975 of the Code as a result of an investment in this offering, you could be subject to liability and penalties, including excise taxes. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
If you fail to meet the fiduciary standards and other requirements under ERISA or Section 4975 of the Code as a result of an investment in this offering, you could be subject to liability and penalties, including excise taxes.
Special considerations apply to the purchase of shares of Series A Preferred Stock by employee benefit plans (such as pension and profit sharing plans) subject to the fiduciary rules of Title I of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), as well as entities that hold assets of such plans, and plans and accounts that are subject to the prohibited transaction rules of Section 4975 of the Code, including individual retirement accounts (“IRAs”), Keogh Plans, and medical savings accounts. If you are investing the assets of any plan subject to ERISA or Section 4975 of the Code (including any entity that holds “plan assets” of any such plan), you should consider, among other things, whether:

•	your investment is consistent with your fiduciary obligations under ERISA and/or Section 4975 of the Code, as applicable;

•	your investment is made in accordance with the documents and instruments governing the plan, including the plan’s investment policy;

•	your investment satisfies the prudence and diversification requirements of Sections 404(a)(1)(B) and 404(a)(1)(C) of ERISA, if applicable, and other applicable provisions of ERISA and the Code;

•	your investment, for which no trading market may exist, will impair the liquidity of the plan;

•	your investment will produce “unrelated business taxable income” for the plan;

•	you will be able to value the assets of the plan in accordance with requirements under ERISA and applicable provisions of the plan; and

•	your investment will constitute a non-exempt prohibited transaction under Section 406 of ERISA or Section 4975 of the Code.
Fiduciaries may be held personally liable under ERISA for losses resulting from a failure to satisfy the fiduciary standards of conduct and other applicable requirements of ERISA. In addition, if an investment in shares of Series A Preferred Stock constitutes a non-exempt prohibited transaction under ERISA or Section 4975 of the Code, the fiduciary of the plan who authorized or directed the investment may be subject to the imposition of excise taxes with respect to the amount invested and the imposition of civil penalties, and an IRA investing in shares of Series A Preferred Stock may lose its tax-exempt status. Plans that are not subject to ERISA or Section 4975 of the Code, such as government plans or certain church plans, may be subject to similar requirements under federal, state, local, non-U.S. or other laws or regulations that are similar to the provisions of Title I of ERISA or Section 4975 of the Code (“Similar Law”). Such plans should satisfy themselves that the investment satisfies applicable Similar Law.
Series A Preferred Stock may not be acquired by any investor using the assets of any plan subject to ERISA or Section 4975 of the Code until the shares are considered “publicly-offered securities” for purposes of the Plan

Asset Regulation (as defined herein). Accordingly, until the Series A Preferred Stock qualifies as “publicly-offered securities”, each investor will be deemed to represent and warrant that is not and will not be, and is not and will not be acting on behalf of, any plan subject to ERISA or Section 4975 of the Code (including any entity holding “plan assets” of any such plan).
We have not, and will not, evaluate whether an investment in our shares of Series A Preferred Stock is suitable for any particular plan, and nothing in this prospectus supplement or the accompanying prospectus should be considered investment advice offered to a plan. Plan fiduciaries, including ERISA plan fiduciaries and IRA owners, as well
as fiduciaries of plans subject to Similar Law, should consult with counsel before making an investment under this offering.

Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Preferred Stock
Outstanding Security, Authorized [Shares]	60,000,000
Outstanding Security, Not Held [Shares]	349,931
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common stock
Outstanding Security, Authorized [Shares]	44,000,000
Outstanding Security, Not Held [Shares]	22,230,587